Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expense	¥ 250,720	$ 35,399	¥ 162,950	¥ 143,818
Disposal loss	¥ 608,588